Financial instruments - Summary of Financial Instruments Measured at Fair Value (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Offsetting Assets [Line Items]
Contingent consideration asset	$ 90.9
Interest Rate Swaps [Member]
Offsetting Assets [Line Items]
Fair value of derivative liabilities	$ 63.0	$ 49.3
Derivative Put Instrument [Member]
Offsetting Assets [Line Items]
Fair value of derivative liabilities		$ 0.9